Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000027570
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 10,342	$ 11,637	$ 11,221	$ 12,149	$ 13,324	$ 15,148	$ 14,468	$ 14,331	$ 16,497	$ 18,440
C000027567
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,574		9,881	11,088	10,665	11,517	12,599	14,293	13,609	13,446	15,442	17,224
C000027569
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		10,243	11,404	10,891	11,671	12,671	14,264	13,483	13,228	15,072	16,684
C000027573
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,368	11,675	11,265	12,196	13,382	15,225	14,545	14,409	16,587	18,526
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	30,729
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	30,729
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	30,729
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net)
Accumulated Value	10,000		10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	30,729
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,331	12,040	11,928	13,406	15,109	16,803	14,609	15,867	18,739	21,068
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,331	12,040	11,928	13,406	15,109	16,803	14,609	15,867	18,739	21,068
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,331	12,040	11,928	13,406	15,109	16,803	14,609	15,867	18,739	21,068
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,310	10,984	10,674	11,567	12,536	12,123	10,085	10,291	10,769	11,369
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,331	12,040	11,928	13,406	15,109	16,803	14,609	15,867	18,739	21,068
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,310	$ 10,984	$ 10,674	$ 11,567	$ 12,536	$ 12,123	$ 10,085	$ 10,291	$ 10,769	$ 11,369